SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Securities Act File No. 333-27925

Investment Company Act File No. 811-08231

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 71	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72	x

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of Registrant as Specified in Charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, New York 11791-9006

(Address of Principal Executive Offices)

(516) 390-5555

(Registrant’s Telephone Number)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, New York 11791

(Name and address of Agent for service)

Copies to:

Thomas R. Westle, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

It is proposed that this filing will become effective (check appropriate box).

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on _________________ pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Syosset, and State of New York on the 17th day of May 2021.

Spirit of America Investment Fund, Inc. Registrant

By:	David Lerner*
David Lerner, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*By: /s/ Joseph Pickard                                                                       May 17, 2021

Joseph Pickard, Attorney in Fact                                                                 Date

David Lerner*                                                                                    May 17, 2021

David Lerner, Director, Chairman of the Board and President                        Date

(Principal Executive Officer)

Daniel Lerner*                                                                                   May 17, 2021

Daniel Lerner, Director                                                                               Date

Stanley Thune*                                                                                  May 17, 2021

Stanley Thune, Director                                                                             Date

Richard Weinberger*                                                                         May 17, 2021

Richard Weinberger, Director                                                                      Date

Alan Chodosh*                                                                                 May 17, 2021

Alan Chodosh, Treasurer (Principal Financial Officer)                                 Date

*By Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase